Deferred Charges	12 Months Ended
Dec. 31, 2014
Deferred Charges Disclosure [Abstract]:
Deferred Charges [Text Block]

8. Deferred Charges:

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	Financing Costs	Dry-docking and Special Survey Costs	Total
Balance, January 1, 2012	11,923	20,718	32,641
Additions	547	11,171	11,718
Amortization	(1,143)	(8,179)	(9,322)
Write-off	(14)	(786)	(800)
Transfer to asset held for sale	-	(138)	(138)
Balance, December 31, 2012	11,313	22,786	34,099
Additions	210	6,189	6,399
Amortization	(1,569)	(8,084)	(9,653)
Derecognition of deferred charges	-	(553)	(553)
Write-off	-	(428)	(428)
Balance, December 31, 2013	9,954	19,910	29,864
Additions	2,055	10,150	12,205
Amortization	(2,084)	(7,814)	(9,898)
Write-off	(2,023)	(1,473)	(3,496)
Balance, December 31, 2014	7,902	20,773	28,675

Financing costs represent fees paid to the lenders for the conclusion of the Company's financing. The amortization and write off of loan financing costs is included in interest and finance costs in the accompanying consolidated statements of income (Note 17).

During the years ended December 31, 2012, 2013 and 2014, nine, eight and eleven vessels, respectively underwent their special surveys. The amortization of the dry-docking and special survey costs is separately reflected in the accompanying consolidated statements of income.